Document And Entity Information	3 Months Ended
Sep. 30, 2011
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011

Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statements of Operations [Abstract]
Voyage Revenues	$ 70,158	$ 105,951
Voyage Expenses	(9,548)	0
Vessel Operating Expense - excluding depreciation expense presented below	(39,467)	(35,263)
General and Administrative Expense	(10,607)	(10,612)
Loss on Contract	(16,200)	0
Depreciation Expense	(47,587)	(46,846)
Net Operating Income (Loss)	(53,251)	13,230
Interest Income	1	564
Interest Expense	(1,303)	(1,568)
Other Financial Income (Expense)	(92)	(195)
Total Other Expenses	(1,394)	(1,199)
Net Income (Loss)	$ (54,645)	$ 12,031
Basic Earnings (Loss) per Share (in dollars per share)	$ (1.16)	$ 0.26
Diluted Earnings (Loss) per Share (in dollars per share)	$ (1.16)	$ 0.26
Basic Weighted Average Number of Common Shares Outstanding (in shares)	47,111,266	46,434,552
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	47,111,266	46,434,552

Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 10,404	$ 17,221
Accounts Receivable, net $0 allowance at September 30, 2011 and December 31, 2010	14,332	11,046
Marketable Securities	550	0
Prepaid Expenses and Other Current Assets	77,506	43,376
Total Current Assets	102,792	71,643
Non-current Assets
Vessels, Net	1,008,101	988,263
Other Non-current Assets	653	23,177
Total Non-current Assets	1,008,754	1,011,440
Total Assets	1,111,546	1,083,083
Current Liabilities
Accounts Payable	3,886	2,934
Accrued Liabilities	29,301	4,060
Total Current Liabilities	33,187	6,994
Long-term Debt	170,000	75,000
Deferred Compensation Liability	9,398	8,134
Total Liabilities	212,585	90,128
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per Share; 90,000,000 shares authorized , 47,298,782 shares issued and outstanding and 51,200,000 shares authorized, 46,898,782 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	473	469
Additional Paid-in Capital	953,378	993,295
Accumulated other comprehensive loss	(245)	0
Retained Earnings	(54,645)	(809)
Total Shareholders' Equity	898,961	992,955
Total Liabilities and Shareholders' Equity	$ 1,111,546	$ 1,083,083

Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Allowance for accounts receivables	$ 0	$ 0
Shareholders' Equity
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	90,000,000	51,200,000
Common Stock, shares issued (in shares)	47,298,782	46,898,782
Common Stock, shares outstanding (in shares)	47,298,782	46,898,782

Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash Flows from Operating Activities
Net Income (Loss)	$ (54,645)	$ 12,031
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	47,587	46,846
Loss on Contract	16,200	0
Dry-dock Expenditures	(10,787)	(5,312)
Amortization of Deferred Finance Costs	489	489
Deferred Compensation Liability	1,263	515
Compensation - Restricted Shares	0	2,837
Share-based Compensation	974	60
Changes in Operating Assets and Liabilities:
Accounts Receivables	(3,286)	5,115
Accounts Payable and Accrued Liabilities	10,089	(1,408)
Prepaid and Other Current Assets	(5,373)	736
Voyages in Progress	(2,976)	0
Other Non-current Assets	0	(6,884)
Net Cash (Used in) Provided by Operating Activities	(465)	55,025
Cash Flows from Investing Activities
Investment in Marketable Securities	(795)	0
Investment in Vessels	(60,475)	(141,558)
Loan to Seller, Nordic Galaxy	0	(8,384)
Net Cash Used in Investing Activities	(61,270)	(149,942)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0	136,511
Proceeds from Use of Credit Facility	95,000	200,000
Repayments on Credit Facility	0	(150,000)
Dividends Paid	(40,082)	(68,003)
Net Cash Provided by (Used in) Financing Activities	54,918	118,508
Net (Decrease) Increase in Cash and Cash Equivalents	(6,817)	23,591
Cash and Cash Equivalents at the Beginning of Year	17,221	30,496
Cash and Cash Equivalents at the End of Year	10,404	54,087
Cash Paid for Interest	1,234	1,174
Cash Paid for Taxes	$ 0	$ 0

Statement of Changes in Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 422	$ 8,533	$ 925,129	$ 0	$ 0
Balance (in shares) at Dec. 31, 2009	42,204,904
Accumulated coverage of loss of 2010			0		0
Common Shares Issued, net of issuance costs (in shares)	4,600,000
Common Shares Issued, net of issuance costs	46	50	136,414
Restricted shares issued to the Manager (in shares)	93,878
Compensation-Restricted Shares	1	2,837
Share-based Compensation		60
Return of Capital			(79,728)
Other Comprehensive (loss) Income				0
Net Income (Loss)					(809)
Balance at Dec. 31, 2010	469	11,480	981,815	0	(809)	992,955
Balance (in shares) at Dec. 31, 2010	46,898,782
Accumulated coverage of loss of 2010			(809)		809
Common Shares Issued, net of issuance costs		0	0
Compensation-Restricted Shares		0
Share-based Compensation (in shares)	400,000					400,000
Share-based Compensation	4	974
Return of Capital			(40,082)
Other Comprehensive (loss) Income				(245)		(245)
Net Income (Loss)					(54,645)	(54,645)
Balance at Sep. 30, 2011	$ 473	$ 12,454	$ 940,924	$ (245)	$ (54,645)	$ 898,961
Balance (in shares) at Sep. 30, 2011	47,298,782

Statement of Changes in Equity (Unaudited) (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Statement of Changes in Equity [Abstract]
Common Shares Issued, issuance costs		$ 3.5
Return of Capital (in dollars per share)	$ 0.85	$ 1.7

INTERIM FINANCIAL DATA	9 Months Ended
Sep. 30, 2011
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL DATA
1. INTERIM FINANCIAL DATA

The unaudited condensed interim financial statements for Nordic American Tankers Limited (the “Company”) have been prepared on the same basis as the Company's audited financial statements and, in the opinion of management, include all material adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and results of operations in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2010.

SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES

A summary of the Company's significant accounting policies is identified in Note 1 of the Company's financial statements for the year ended December 31, 2010 included in the Company's Annual Report on Form 20-F. There have been no changes to the Company's significant accounting policies other than noted below.

New Accounting Policies:
The Company's investments in marketable securities are classified as available-for-sale securities and are carried at fair value. Net unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive income (loss). Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method.

The Company analyzes its available-for-sale securities for impairment during each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. The Company records an impairment charge through current-period earnings and adjusts the cost basis for such other-than-temporary declines in fair value when the fair value is not anticipated to recover above cost within a three-month period after the measurement date, unless there are mitigating factors that indicate an impairment charge through earnings may not be required. If an impairment charge is recorded, subsequent recoveries in fair value are not reflected in earnings until sale of the security.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3. RELATED PARTY TRANSACTIONS

In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. (“Scandic” or the “Manager”). The Manager is owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. In order to align the Manager's interests with those of the Company, the Company has issued to the Manager restricted common shares equal to 2% of our outstanding common shares. Any time additional common shares are issued, the Manager will receive restricted common shares to maintain the number of common shares issued to the Manager at 2% of our total outstanding common shares.

The Manager has administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors. For its services under the Management Agreement, the Manager is entitled to reimbursement of costs directly related to the Company plus a management fee equal to $500,000 per annum, increased from $350,000 to $500,000, effective December 1, 2011.

The Company recognized $5.0 million and $5.0 million of total costs for services provided under the Management Agreement for the nine months ended September 30, 2011, and 2010, respectively. Additionally, the Company recognized $0.0 million and $2.8 million in non-cash share-based compensation expense for the nine months ended September 30, 2011, and September 30, 2010, respectively, related to the issuance of shares to the Manager. All of these costs are included in “General and Administrative Expenses” in the statement of operations. The related party balances included within “Accounts Payable” were $0.5 million and $0.7 million for the nine months ended September 30, 2011, and September 30, 2010, respectively.

As of September 30, 2011, the Manager owned, together with its owners, 2.15% of the Company's shares.  The Management Agreement terminates on the date which is ten years from the calendar date, so that the remaining term of the Management Agreement is always ten years unless terminated earlier in accordance with its terms, essentially related to non-performance or negligence by the Manager.

In February 2011, the Company adopted a new equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. All of 400, 000 restricted shares were allocated among 23 persons employed in the management of the Company, including the Manager and the members of the Board.

Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $66,647 and $46,413 in costs for the nine months ended September 30, 2011, and September 30, 2010, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in “General and Administrative Expenses” in the statement of operations. Balances in reference to this related party included within “Accounts Payable” were $0 and $0 at September 30, 2011 and 2010, respectively.

Mr. Rolf Amundsen, the Company's Investor Relations Manager, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company.  The Company recognized $54,015 and $39,864 in costs for the nine months ended September 30, 2011 and September 30, 2010 respectively, for the services provided by Amundsen & Partners AS. These costs are included in “General and Administrative Expenses” within the statement of operations. Balances in reference to this related party included in “Accounts Payable” were $8,944 and $15,593 at September 30, 2011 and 2010, respectively.

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
4. LONG-TERM DEBT

The Company has a $500 million revolving credit facility (the “Credit Facility”), with a maturity in September, 2013.

The Credit Facility provides funding for future vessel acquisitions and general corporate purposes. The Credit Facility cannot be reduced by the lender and there is no repayment obligation of the principal during the term of the facility. Amounts borrowed under the Credit Facility bear interest at an annual rate equal to LIBOR plus a margin between 0.70% and 1.20% (depending on the loan to vessel value ratio). The Company pays a commitment fee of 30% of the applicable margin on any undrawn amounts. Total commitment fees paid for the nine months ended September 30, 2011 and September 30, 2010 were $0.6 million and $0.7 million, respectively. The undrawn amount of this facility as of September 30, 2011 and December 31, 2010 was $330.0 million and $425.0 million, respectively.

Borrowings under the Credit Facility are secured by first priority mortgages over the Company's vessels and assignments of earnings and insurance. Under the terms and conditions of the Credit Facility the Company is, among other things, required to maintain certain loan to vessel value ratios, to maintain a book equity of no less than $150.0 million, to remain listed on a recognized stock exchange, and to obtain the consent of the lenders prior to creating liens on or disposing of the Company's vessels. The Company is permitted to pay dividends in accordance with its dividend policy as long as it is not in default under the Credit Facility.

The Company was in compliance with its loan covenants for the nine months ended September 30, 2011.

SHARE CAPITAL	9 Months Ended
Sep. 30, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
5. SHARE CAPITAL

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda Law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company. The Share Premium Fund was $0 million and $0 million for the nine months ended September 30, 2011 and 2010, respectively.

As of September 30, 2011, 47,298,782 shares were issued and outstanding, which included 573,694 restricted shares issued to the Manager and 226,000 restricted shares issued to employees, Directors and non-employees. Par value of the Company's common shares is $0.01.

On June 1, 2011, at its Annual General Meeting (“AGM”) held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.

In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, the Manager was entitled to 4,612 restricted shares in the Company. The 4,612 restricted shares were issued to the Manager on October 24, 2011.

VESSELS	9 Months Ended
Sep. 30, 2011
VESSELS, NET [Abstract]
VESSELS
6. VESSELS

As of September 30, 2011, Vessels, Net consisted of 19 Suezmax crude oil tankers, one newbuilding and capitalized drydocking charges. Depreciation is calculated based on cost less estimated residual value of $4.0 million and is provided over the estimated useful life of the vessel using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. During the nine months ended September 30, 2011 and 2010, we did not impair any of our vessels' carrying value under our accounting impairment policy, as we believe the future undiscounted cash flows expected to be earned by such vessels over their operating lives would exceed the vessels' carrying amounts.

In April 2010, the Company entered into agreements with Samsung Heavy Industries Co. Ltd, to acquire two Suezmax newbuildings and the first vessel, the Nordic Breeze was delivered to the Company in August 2011 and the Nordic Zenith was delivered to the Company in November 2011. The Company took ownership of the vessels upon delivery from the shipyard at which time the title was transferred from the seller. The agreed total prices at delivery were $64.7 million and $64.7 million, respectively with 55% of the purchase prices paid when we signed the contracts and the balance paid on delivery. As of September 30, 2011, the Company had paid $100.4 million to the seller. The remaining $29.1 million was paid to Samsung Heavy Industries upon delivery in November 2011.

SHARE-BASED COMPENSATION PLANS	9 Months Ended
Sep. 30, 2011
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS
7. SHARE-BASED COMPENSATION PLANS

Management Agreement
In order to further align the Manager's interests the Company agreed to issue to the Manager restricted common shares equal to 2% of its outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager is entitled to receive additional restricted common shares to maintain the number of common shares issued to the Manager at 2% of total outstanding common shares. During the nine months ended September 30, 2011, the Company did not issue any restricted shares to the Manager. For the nine months ended September 30, 2010, the Company issued to the Manager 93,878 restricted shares at an average fair value of $30.24. These restricted shares are non-transferable for three years from issuance. In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, on October 24, 2011, 4,612 restricted shares were issued to the Manager.

2004 Stock Incentive Plan
As of December 31, 2010 the Company had a share-based compensation plan that had been active since 2004. The plan was cancelled in 2011. Total compensation cost related to the 2004 Stock Incentive Plan was $0.06 million for the year ended December 31, 2010, and was recorded within “General and Administrative expense” in the Statement of Operations. All the restricted shares to employees and non-employees had vested by the end of 2010.

Equity Incentive Plan 2011
In 2011 the Board of Directors decided to establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares have been allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board. These allocated shares constitute 0.8% of the outstanding shares of the Company. The vesting period is 4 year cliff vesting period for 326,000 shares and 5 year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee leaves the Company before that time. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights. The Board considers this arrangement to be in the best interests of the Company.

Restricted Shares to Employees and Directors and to Non-Employees
Under the terms of the Plan 400,000 shares of restricted stock awards were granted to certain employees and Directors and to non-employees during 2011. Of these shares, 326,000 restricted shares were granted on February 23, 2011, at a grant date fair value of $23.88 per share, and 74,000 restricted shares were granted on August 5, 2011, at a grant date fair value of $18.05 per share.

The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of restricted shares granted to employees is measured at grant date and the fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date.

The shares are considered restricted as the shares vest after a period of four years and five years. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights.

The total of 326,000 restricted shares will be fully vested in March 2015, and 74,000 restricted shares will be fully vested in August 2016.

The compensation cost for employees, Directors and non-employees is recognized on a straight-line basis over the vesting period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the nine months ending September 30, 2011 was $1.0 million. The intrinsic value of restricted shares outstanding at September 30, 2011 was $5.8 million.

At September 30, 2011, there were 400,000 restricted shares outstanding at a weighted-average grant date fair value of $23.88 for employees and Directors and of $22.06 for non-employees. As of September 30, 2011, unrecognized compensation cost related to unvested restricted shares aggregated $7.3 million, which will be recognized over a weighted period of 3.67 years.

The tables below summarize the Company's restricted stock awards as of September 30, 2011:

	Restricted shares -Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at September 30, 2011	163,000	$23.88	237,000	$22.06

19

The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares - Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-

MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
8. MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

All figures in USD '000	September 30, 2011 Unaudited	December 31, 2010 Audited
Cost	795	-
Accumulated net unrealized loss	(245)	-
Fair value	550	-

At September 30, 2011, net unrealized loss on marketable securities included in comprehensive income is $0.2 million. The Company has not recognized any sale of marketable securities in the period.

EARNING PER SHARE	9 Months Ended
Sep. 30, 2011
EARNING PER SHARE [Abstract]
EARNING PER SHARE
9. EARNING PER SHARE

Basic earnings per share (“EPS”) are computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted average number of common shares and dilutive common stock equivalents (i.e., stock options, warrants) outstanding during the period.

For the nine months ending September 30, 2011, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the nine months ended September 30, 2010, the Company had 16,700 restricted shares outstanding, which were included in the total common shares issued and outstanding as at September 30, 2010.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
10. FINANCIAL INSTRUMENTS

The Company did not hold any derivative instruments for the nine months ended September 30, 2011 or 2010.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

The carrying value of estimated fair value of the Company's financial instruments at September 30, 2011, and 2010 are as follows:

		September 30, 2011		December 31, 2010
All figures in USD ‘000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	10,404	10,404	17,221	17,221
Marketable Securities	Level 1	550	795	-	-
Loan to First Olsen Ltd – refer to Note 11		26,809	26,809	26,809	26,809
Working capital, cooperative arrangements		28,600	28,600	22,034	22,034
Credit Facility		170,000	170,000	75,000	75,000

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis

The carrying value of cash and cash equivalents is reasonable estimate of fair value. The estimated fair value for the long term debt is considered to be equal to the carrying values since it bears variable interest rates.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
11. COMMITMENTS AND CONTINGENCIES

Nordic Galaxy
In August 2010, we did not take delivery of the first of the two newbuilding vessels we agreed to acquire on November 5, 2007, because the vessel in our judgment was not in a deliverable condition as under the Memorandum of Agreement between the Company and the Seller. The Seller, a subsidiary of First Olsen Ltd, did not agree with the Company and the parties commenced arbitration procedures which took place in London in October and November 2011. The agreed total price at scheduled delivery was $90.0 million per vessel, including supervision expenses. The Company furnished to the Seller a loan equivalent to the payment installments under the shipbuilding contract. The loan from the Company to the Seller accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessel.

According to the first partial award received on November 18, 2011, the vessel was found to be in a deliverable condition in August 2010.  The Seller originally claimed $26.8 million in compensation however the first partial award was limited to $16.2 million. The compensation of $16.2 million has been recognized as a subsequent event in our interim statement of operations and is included in the Accrued Liabilities for the nine months ended September 30, 2011. The recorded loss on contract will not have an impact on the Company's net cash flow for the nine months ended September 30, 2011.

As a consequence of the first partial award, the Seller has to repay to us the outstanding loan balance as of November 18, 2011of $19.3 million. As of the date of this report, the Seller has paid to us the total outstanding balance and the Company has also settled the compensation to the Seller. In November 2011, the Seller paid $1.2 million in interest income to us in connection with the outstanding balance of the loan. The interest on the outstanding amount has not been recognized in the profit and loss account for the nine months ended September 30, 2011.

On January 17, 2012, we received the final award from the tribunal and as a consequence we shall be responsible for some of the legal costs of the Seller. We expect that the amount of legal fees of the Seller will be approximately $1.2 million.

As at September 30, 2011, we have included in Prepaid Expenses and Other Current Assets the outstanding loan to the Seller of $26.8 million, and $9.0 million as deposit on contract. The deposit on contract is to be paid to the Company when the arbitration procedures are finalized. For the nine months ended September 30, 2011, we have recognized $0.8 million in legal fees. We have recognized $0.7 million in legal fees during October and November 2011.

Newbuilding Nordic Zenith
As at September 30, 2011, the Company was committed to the newbuilding contract of Nordic Zenith that we agreed to acquire in April, 2010, for a total cost of $64.7 million, excluding capitalized interest and pre-delivery expenses. As at September 30, 2011, the remaining payment required to be made under this newbuilding contract was $29.1 million.

Nordic Harrier
In October 2010, Nordic Harrier was redelivered, from a long-term bareboat charter agreement, to the Company and went directly into drydock. The drydock period lasted until the end of April 2011. The vessel had not been technically operated according to sound maintenance practices by Gulf Navigation Company LLC, and the vessel's condition on redelivery to us was far below the contractual obligation of the charterer. All drydock  expenses are capitalized and paid as of September 30, 2011. We have sought compensation for these expenses, but have not been able to reach an agreement with Gulf Navigation Company LLC. The arbitration procedures have started and are expected to be finalized in 2012.

Legal Proceedings and Claims
The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the fiscal year 2011 or 2010, and the Company has not been a party to any legal proceedings for the nine months ended September 30, 2011 and September 30, 2010, except for information set forth above.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
12. SUBSEQUENT EVENTS

On November 18, 2011, the Company received the first partial award and on January 17, 2012, the Company received the final award related to the first of the two newbuilding vessels we agreed to acquire on November 5, 2007. See note 11 for further details.

In November 2011, the Company took delivery of the second of the two newbuilding vessels from Samsung Heavy Industries Co. Ltd, Nordic Zenith, that we agreed to acquire in April, 2010. The vessel was financed from the resources of the Company and the remaining $29.1 million was paid to Samsung Heavy Industries upon delivery in November 2011.

In November 2011, the Company's board of directors declared a dividend of $0.30 per share in respect of the third quarter of 2011. The dividend was paid on December 2, 2011 to shareholders of record as of November 23, 2011.

In November 2011, the Company together with Frontline Ltd. established Orion Tankers LLC, which is owned equally by us and Frontline. The related Orion Tankers pool commenced operating from November 24, 2011. Subsequent to that specific date, each of our vessels exited the Gemini Tanker LLC arrangement and entered directly into cooperative arrangement with the Orion Tankers pool upon completion of previously fixed charters arranged by Gemini Tankers LLC.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Available-for-sale Securities
New Accounting Policies:
The Company's investments in marketable securities are classified as available-for-sale securities and are carried at fair value. Net unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive income (loss). Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method.

The Company analyzes its available-for-sale securities for impairment during each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. The Company records an impairment charge through current-period earnings and adjusts the cost basis for such other-than-temporary declines in fair value when the fair value is not anticipated to recover above cost within a three-month period after the measurement date, unless there are mitigating factors that indicate an impairment charge through earnings may not be required. If an impairment charge is recorded, subsequent recoveries in fair value are not reflected in earnings until sale of the security.

SHARE-BASED COMPENSATION PLANS (Tables)	9 Months Ended
Sep. 30, 2011
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted stock awards as of September 30, 2011:

	Restricted shares -Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at September 30, 2011	163,000	$23.88	237,000	$22.06

The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares - Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-

MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2011
MARKETABLE SECURITIES [Abstract]
Marketable Securities Held by Company
Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

All figures in USD '000	September 30, 2011 Unaudited	December 31, 2010 Audited
Cost	795	-
Accumulated net unrealized loss	(245)	-
Fair value	550	-

FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value of estimated fair value of the Company's financial instruments at September 30, 2011, and 2010 are as follows:

		September 30, 2011		December 31, 2010
All figures in USD ‘000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	10,404	10,404	17,221	17,221
Marketable Securities	Level 1	550	795	-	-
Loan to First Olsen Ltd – refer to Note 11		26,809	26,809	26,809	26,809
Working capital, cooperative arrangements		28,600	28,600	22,034	22,034
Credit Facility		170,000	170,000	75,000	75,000

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis

Fair value of assets and liabilities measured on a recurring basis
The carrying value of estimated fair value of the Company's financial instruments at September 30, 2011, and 2010 are as follows:

		September 30, 2011		December 31, 2010
All figures in USD ‘000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	10,404	10,404	17,221	17,221
Marketable Securities	Level 1	550	795	-	-
Loan to First Olsen Ltd – refer to Note 11		26,809	26,809	26,809	26,809
Working capital, cooperative arrangements		28,600	28,600	22,034	22,034
Credit Facility		170,000	170,000	75,000	75,000

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis

RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Related Party Transaction [Line Items]
Share-based compensation arrangement shares authorized and issued (in shares)	400,000
Individuals in management and Board members participating in incentive plan	23
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)	2.00%
Related Party Transaction, Previous amount of management fee before increase in the period	$ 350,000
New amount of management fee due to increase in the period	500,000
Total costs for services recognized under the Management Agreement	5,000,000	5,000,000
Non-cash share-based compensation expense recognized	0	2,800,000
Accounts payable	500,000	700,000
Ownership of company by Manager and Owners (in hundredths)	2.15%
Management Agreement remaining term (in years)	10Y
Continuous length of the Management Agreement unless terminated (in years)	10Y
Director [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0
Expenses from Transactions with Related Party	66,647	46,413
Investor Relationship Manager [Member]
Related Party Transaction [Line Items]
Accounts payable	8,944	15,593
Expenses from Transactions with Related Party	$ 54,015	$ 39,864

LONG-TERM DEBT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Sep. 30, 2011 Line of Credit [Member]	Sep. 30, 2010 Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 500	$ 500
Maturity date		2013-09
Margin added to LIBOR, lower range (in hundredths)		0.70%
Margin added to LIBOR, upper range (in hundredths)		1.20%
Commitment fee percentage of the applicable margin on undrawn amounts (in hundredths)		30.00%
Commitment fees paid		0.6	0.7
Undrawn amount	425	330
Financial Covenant: Book equity required		$ 150

SHARE CAPITAL (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended			9 Months Ended		1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Feb. 23, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	Oct. 24, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Aug. 05, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Sep. 30, 2010 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Feb. 23, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member] Employees and Directors and Non-Employees [Member]
SHARE CAPITAL [Abstract]
Share Premium Fund	$ 0		$ 0
Shares issued and outstanding (in shares)	47,298,782	46,898,782
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued to the Manager (in shares)					4,612		573,694	93,878
Restricted shares issued to the Manager, employees, Directors, and non-employees (in shares)	400,000			226,000		74,000			326,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Authorized share (in shares)	90,000,000	51,200,000	51,200,000
Share-based compensation arrangement shares authorized (in shares)	400,000

VESSELS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Nov. 30, 2011	Apr. 30, 2010	Nov. 05, 2007
Property, Plant and Equipment [Line Items]
Total number of vessels	19
Number of vessels categorized as newbuildings	1		2	2
Residual value	$ 4
Estimated useful life (in years)	25
Percentage of purchase price payable upon signing of contract (in hundredths)	55.00%
Payment made to seller of vessels categorized as newbuildings	100.4
Payment made to seller upon delivery of newbuilding		29.1
Nordic Breeze [Member]
Property, Plant and Equipment [Line Items]
Agreed total prices	64.7
Nordic Zenith [Member]
Property, Plant and Equipment [Line Items]
Agreed total prices	$ 64.7

SHARE-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended
	Aug. 05, 2011	Feb. 23, 2011	Sep. 30, 2011	Dec. 31, 2010	Feb. 23, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Employees [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Non-Employees [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Non-Employees [Member]	Oct. 24, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Aug. 05, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Sep. 30, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Sep. 30, 2010 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Feb. 23, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]
Management agreement [Abstract]
Manager's right to ownership of company's total outstanding shares (in hundredths)													2.00%
Common Stock, par value (in dollars per share)			$ 0.01	$ 0.01									$ 0.01
Restricted shares issued to the Manager (in shares)											4,612		573,694	93,878
Number of years after grant before restricted shares can be transferred (in years)													3Y
Share based compensation [Abstract]
Restricted shares issued to the Manager, employees, Directors, and non-employees (in shares)			400,000		226,000							74,000			326,000
Average fair value of shares issued (in dollars per share)														$ 30.24
Total compensation cost for the period				$ 0.06		$ 1
Individuals in management and Board members participating in incentive plan			23
Percentage of allocated shares to the outstanding shares of the company (in hundredths)			0.80%
Vesting period of shares cliff (in years)					4Y							5Y
Intrinsic value of restricted shares outstanding						5.8
Unrecognized compensation cost related to unvested restricted stock						$ 7.3
Weighted average period to recognize the unrecognized compensation cost (in years)						3.67
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)							0	2,425	0	1,750
Granted during the year (in shares)							163,000	0	237,000	0
Vested during the year (in shares)							0	2,425	0	1,750
Forfeited during the year (in shares)							0	0	0	0
Non-vested at end of period (in shares)							163,000	0	237,000	0
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)							$ 0	$ 31.99	$ 0	$ 31.99
Granted during the year (in dollars per share)	$ 18.05	$ 23.88					$ 23.88	$ 0	$ 22.06	$ 0
Vested during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)							$ 23.88	$ 0	$ 22.06	$ 0

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010
MARKETABLE SECURITIES [Abstract]
Cost	$ 795		$ 0
Accumulated net unrealized loss	(245)	0	0
Fair value	550	0	0
Net unrealized loss on marketable securities included in comprehensive income	$ (245)

EARNING PER SHARE (Details)	9 Months Ended
Sep. 30, 2010
EARNING PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)	16,700

FINANCIAL INSTRUMENTS Part I(Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalent	$ 10,404	$ 17,221
Marketable Securities	550	0
Loan to First Olsen Ltd	26,809	26,809
Working capital, cooperative arrangements	28,600	22,034
Credit Facility	170,000	75,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalent	10,404	17,221
Marketable Securities	795	0
Loan to First Olsen Ltd	26,809	26,809
Working capital, cooperative arrangements	28,600	22,034
Credit Facility	$ 170,000	$ 75,000

FINANCIAL INSTRUMENTS Part II (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 1 [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011		Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalent	$ 10,404	[1]	$ 17,221	[1]
Marketable Securities	$ 550	[1]	$ 0	[1]

[1]	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis.

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011	Sep. 30, 2011	Nov. 30, 2011 Newbuilding Nordic Zenith [Member]	Oct. 24, 2011 Newbuilding Nordic Zenith [Member]	Nov. 30, 2011 Nordic Galaxy [Member]	Sep. 30, 2011 Nordic Galaxy [Member]	Nov. 05, 2007 Nordic Galaxy [Member]
Loss Contingencies [Line Items]
Number of newbuildings							2
Total cost, per vessel				$ 64.7			$ 90
Amount sought by seller						26.8
Interest income					1.2
Legal fees of the Seller						1.2
Deposit on contract						9
Legal fees					0.7	0.8
Loss on settlement						(16.2)
Long-term Purchase Commitment [Line Items]
Amount paid to Samsung Heavy Industries upon delivery	29.1		29.1
Outstanding loan to seller		$ 19.3

SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Nov. 30, 2011	Sep. 30, 2011	Apr. 30, 2010	Nov. 05, 2007	Sep. 30, 2011 Dividend Declared [Member]	Sep. 30, 2011 Dividend Paid [Member]
SUBSEQUENT EVENTS [Abstract]
Number of vessels categorized as newbuildings		1	2	2
Amount paid to Samsung Heavy Industries upon delivery	$ 29.1
Subsequent Event [Line Items]
Dividend declared (in dollars per share)					$ 0.3	$ 0.3
Date dividend delclared					2011-11
Date dividend paid						Dec 2, 2011